Schedule of Fair Value of Assets and Liabilities (Details) - USD ($) $ in Thousands		Sep. 30, 2022	Dec. 31, 2021
Trade accounts receivable		$ 9,035	$ 1,716
Trade accounts payable		3,486	$ 3,084
Carrying Value [Member]
Cash and cash equivalents (including restricted cash)		6,850
Trade accounts receivable		9,035
Trade accounts payable		3,486
Long-term debt with variable interest rates, net		67,275
Promissory note with non-variable interest rate	[1]	6,000
Due to related parties		5,564
Fair Value [Member]
Cash and cash equivalents (including restricted cash)		6,850
Trade accounts receivable		9,035
Trade accounts payable		3,486
Long-term debt with variable interest rates, net		67,275
Promissory note with non-variable interest rate	[1]	5,968
Due to related parties		$ 5,564

[1]	As at September 30, 2022, the carrying value and the theoretical fair value of the promissory note was $6,000 and $5,968, respectively.